MBS Investments Narrative Tagging (Details)	3 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($) Integer	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) Integer	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2014 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Tolerable Range of Difference in Valuation	0.00%		0.00%
Payments to Acquire Mortgage Backed Securities (MBS) categorized as Available-for-sale		$ 3,800,000	$ 0	$ 12,629,888	$ 37,573,386
Adverse change rate	10.00%		10.00%
Available-for-sale Securities, Gross Unrealized Losses			$ (19,582)	2,434,964
Effective rate - minimum [Member]
Schedule of Available-for-sale Securities [Line Items]
Effective rate	4.70%		4.70%
Effective rate - maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Effective rate	8.30%		8.30%
Trust Portfolio--MBS Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of Available for Sale Securities, Mortgage Backed Securities | Integer	6		6
Available for Sale Securities, not Including Premiums	$ 14,765,000	$ 3,700,000	$ 14,765,000	42,830,000	31,620,000
Payments to Acquire Mortgage Backed Securities (MBS) categorized as Available-for-sale	24,600,000
Sale of Available for Sale Securities, not Including Premiums	$ 24,400,000		$ 24,400,000
Adverse change rate	10.00%		10.00%
Available-for-sale Securities, Gross Unrealized Losses			$ (526,083)	$ (5,956,155)
Trust Portfolio--MBS Bonds [Member] | Effective rate - minimum [Member]
Schedule of Available-for-sale Securities [Line Items]
Effective rate	3.70%		3.70%
Trust Portfolio--MBS Bonds [Member] | Effective rate - maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Effective rate	5.20%		5.20%
LIFERS [Member] | Trust Portfolio--MBS Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for Sale Securities, not Including Premiums	$ 9,200,000		$ 9,200,000
TOB Financing					$ 6,500,000
SPEARS [Member] | Trust Portfolio--MBS Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
TOB Financing	$ 34,900,000		$ 34,900,000
10% adverse [Member] | Effective rate - minimum [Member]
Schedule of Available-for-sale Securities [Line Items]
Effective rate	5.10%		5.10%
10% adverse [Member] | Effective rate - maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Effective rate	9.10%		9.10%
10% adverse [Member] | Trust Portfolio--MBS Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses			$ 800,000
10% adverse [Member] | Trust Portfolio--MBS Bonds [Member] | Effective rate - minimum [Member]
Schedule of Available-for-sale Securities [Line Items]
Effective rate	4.10%		4.10%
10% adverse [Member] | Trust Portfolio--MBS Bonds [Member] | Effective rate - maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Effective rate	5.80%		5.80%
Mortgage Backed Security Trust 4 [Member] | Trust Portfolio--MBS Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
TOB Financing	$ 6,000,000		$ 6,000,000
Mortgage Backed Security Trust 5 [Member] [Member] | Trust Portfolio--MBS Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
TOB Financing	5,300,000		5,300,000			$ 2,500,000
Mortgage Backed Security Trust 5 [Member] [Member] | LIFERS [Member] | Trust Portfolio--MBS Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
TOB Financing						540,000
Mortgage Backed Security Trust 5 [Member] [Member] | SPEARS [Member] | Trust Portfolio--MBS Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
TOB Financing						$ 2,000,000
Mortgage Backed Security Trust 6 [Member] | Trust Portfolio--MBS Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
TOB Financing	7,800,000		7,800,000
Mortgage Backed Security Trusts 4, 5, 6 [Member] | Trust Portfolio--MBS Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
TOB Financing	$ 19,100,000		$ 19,100,000